Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Capital Structure
The capital structure as at March 31, 2020 and 2021 was as follows:

	As at March 31,
	2020		2021		% Change
Equity attributable to the equity shareholders of the Company	₹	557,458	₹	553,095	-0.78%

As percentage of total capital		85%		84%
Current loans, borrowings and bank overdrafts		73,202		75,874
Long-term loans and borrowings		4,840		7,458
Lease liabilities		19,198		21,182

Total loans, borrowings and bank overdrafts and lease liabilities	₹	97,240	₹	104,514	7.48%
As percentage of total capital		15%		16%

Total capital	₹	654,698	₹	657,609	0.44%